Dividend Plus+ Income Fund
Dividend Plus+ Income Fund- Investor Class and Institutional Class
Investment Objective
The objective of the Dividend Plus+ Income Fund (the "Fund") is income and long term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dividend Plus+ Income Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dividend Plus+ Income Fund		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.22%	0.46%
Acquired Fund Fees and Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses		2.30%	1.29%
Fee Waiver and/or Expense Reimbursement	[2]	(0.98%)	(0.22%)
Net Annual Fund Operating Expenses		1.32%	1.07%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
[2]	MAI Wealth Advisors, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) of Investor Class and Institutional Class to 1.24% and 0.99%, respectively, for the period January 1, 2014 through January 1, 2015 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dividend Plus+ Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	135	625	1,143	2,563
Institutional Class	109	388	688	1,541

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 192% of the average value of its portfolio.

Principal Investment Strategies

The Fund will seek to achieve its investment objective by (1) investing in a portfolio of dividend-producing equity securities which the Adviser believes will pay above-average, sustainable, dividends, (2) selling covered call options on a substantial portion of the Fund's portfolio of between 25 and 50 equity securities and (3) selling cash-secured put options. The majority of options sold by the Fund will be out-of-the-money on equity securities in the Fund's portfolio and physically settled. The Fund's equity portfolio is designed by the Adviser to appreciate for long-term capital gains, and the Fund's option overlay strategy is designed by the Adviser to generate gains, which are largely short-term capital gains and distributed to shareholders as dividends or lower the cost basis of the Fund's portfolio. This strategy generally requires the Adviser to hold a substantial amount of the Fund's assets in cash or cash equivalents which may include U.S. Treasury bills, shares of money market funds and/or other short-term cash investments, which may pay interest that will contribute to Fund performance.

Under normal market conditions, the Fund's investments in domestic equity securities are primarily in domestic companies with large- and mid-sized market capitalizations. The Adviser defines (1) companies with large market capitalizations as those companies with market capitalizations of $5 billion and over and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $1 billion but not more than $5 billion. Such domestic equity securities include common stock, convertible securities, preferred stock, warrants and sponsored and unsponsored American Depositary Receipts ("ADRs").

The Fund may also invest in domestic equity securities of companies with small market capitalizations (defined by the Adviser as those companies with market capitalizations of less than $1 billion). In addition, from time to time, the Fund may buy call options to close positions, sell put options to initiate positions and buy put index options that are designed to create a hedge for the Fund's portfolio.

The Adviser uses a total return approach to select the Fund's investments. The Adviser's investment process consists of conducting proprietary fundamental research, analyzing company filings, communicating with company management and industry analysts and reviewing third-party research. Once an investment is made, the holding is continuously monitored to ensure that the initial rationale for investment remains. If it is determined that the initial reason for investment is no longer valid or exceeds its target or if other investments with higher expected returns become available, the Adviser may sell the holding.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities investment value.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest.

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Hedging Risk. Gains or losses from positions in hedging instruments, such as options, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the Fund may be unable to close the transaction at the time and price the Adviser would like. This may result in a loss to the Fund.

High Turnover Risk. The Fund's strategy may result in high turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives.

Mid Capitalization Company Risk. Investments in mid capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Selling Call Options Risk. The Fund may sell covered call options and may be required to sell the underlying security and, therefore, not participate in gains if the stock price exceeds the exercise price, before the expiration date of the option.

Selling Put Options Risk. The Fund may sell put options and may be required to buy the underlying security at the exercise price if the Adviser does not buy back the put. The Fund will incur a loss equal to the difference between the exercise price less the premium received from the sale of the option and the security's current market value. The Fund may be volatile and lose money in connection with significant redemptions if the Fund's strategy requires it to meet those redemptions by closing out an options position at a disadvantageous time.

Small Capitalization Company Risk. The Fund's investments in small capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart illustrates the Investor Class returns as of December 31, 2012. Because the Investor Class has higher expenses than the Institutional Class, the performance of the Investor Class would be lower than the performance that the Institutional Class realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance for the past year and how the Fund's average annual returns for one year and since inception compare to certain broad-based indices. Updated performance information is available at www.divplusfund.com or by calling (877) 414-7884 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of September 30, 2013 was 5.38%.

During the period shown, the highest return for a quarter was 8.32% for the quarter ended December 31, 2011, and the lowest return was -6.40% for the quarter ended September 30, 2011.

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Dividend Plus+ Income Fund	Label	1 Year	Since Inception*		Inception Date
Institutional Class	Institutional Class - Return Before Taxes	6.05%	6.45%	[1]	Sep. 23, 2010
Investor Class	Investor Class - Return Before Taxes	5.87%	5.85%	[1]	Dec. 02, 2010
After Taxes on Distributions Investor Class	Investor Class - Return After Taxes on Distributions	4.83%	4.71%
After Taxes on Distributions and Sales Investor Class	Investor Class - Return After Taxes on Distributions and Sale of Fund Shares	4.08%	4.43%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	10.08%
[1]	Institutional Class and Investor Class commenced operations on September 23, 2010 and December 2, 2010, respectively.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").